Supplemental Condensed Consolidating Financial Information - Condensed Consolidating Statement of Financial Position (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Non-current assets
Tangible assets	$ 3,742	$ 4,111	$ 4,058
Intangible assets	138	145	161
Investments in associates and joint ventures	1,507	1,448	1,465
Other investments	131	125	91
Inventories	100	84	90
Trade, other receivables and other assets	67	34	13
Deferred taxation	4	4	1
Cash restricted for use	37	36	37
Other non-current assets		0	18
Total Non-current assets	5,726	5,987	5,934
Current assets
Other investments	7	5	1
Inventories, trade and other receivables, intergroup balances and other current assets	905	927	842
Cash restricted for use	28	19	23
Cash and cash equivalents	205	215	484	$ 468
Current assets other than non-current assets held for sale	1,145	1,166	1,350
Non-current assets held for sale	348	0	0
Total Current assets	1,493	1,166	1,350
Total assets	7,219	7,153	7,284
EQUITY AND LIABILITIES
Share capital and premium	7,134	7,108	7,066
Accumulated losses and other reserves	(4,471)	(4,393)	(4,636)
Shareholders’ equity	2,663	2,715	2,430
Non-controlling interests	41	39	37
Equity	2,704	2,754	2,467	2,871
Non-current liabilities	3,660	3,639	4,110
Current liabilities including intergroup balances	729	760	707
Non-current liabilities held for sale	126	0	0
Total liabilities	4,515	4,399	4,817
Total equity and liabilities	7,219	7,153	7,284
Consolidation adjustments
Non-current assets
Tangible assets	0	0	0
Intangible assets	(2)	(2)	(2)
Investments in associates and joint ventures	(6,611)	(5,477)	(5,502)
Other investments	(2)	(2)	(2)
Inventories	0	0	0
Trade, other receivables and other assets	0	0	0
Deferred taxation	0	0	0
Cash restricted for use	0	0	0
Other non-current assets		0	0
Total Non-current assets	(6,615)	(5,481)	(5,506)
Current assets
Other investments	0	0	0
Inventories, trade and other receivables, intergroup balances and other current assets	(982)	(1,567)	(1,556)
Cash restricted for use	0	0	0
Cash and cash equivalents	0	0	0	0
Current assets other than non-current assets held for sale	(982)
Non-current assets held for sale	0
Total Current assets	(982)	(1,567)	(1,556)
Total assets	(7,597)	(7,048)	(7,062)
EQUITY AND LIABILITIES
Share capital and premium	(6,996)	(7,039)	(6,932)
Accumulated losses and other reserves	1,872	3,063	3,008
Shareholders’ equity	(5,124)	(3,976)	(3,924)
Non-controlling interests	0	0	0
Equity	(5,124)	(3,976)	(3,924)
Non-current liabilities	0	0	0
Current liabilities including intergroup balances	(2,473)	(3,072)	(3,138)
Non-current liabilities held for sale	0
Total liabilities	(2,473)	(3,072)	(3,138)
Total equity and liabilities	(7,597)	(7,048)	(7,062)
AngloGold Ashanti (the “Guarantor”) | Reportable Legal Entities
Non-current assets
Tangible assets	739	1,160	1,030
Intangible assets	1	4	8
Investments in associates and joint ventures	2,371	2,109	2,002
Other investments	2	2	1
Inventories	0	0	0
Trade, other receivables and other assets	0	0	0
Deferred taxation	0	0	0
Cash restricted for use	0	0	0
Other non-current assets		0	18
Total Non-current assets	3,113	3,275	3,059
Current assets
Other investments	0	0	0
Inventories, trade and other receivables, intergroup balances and other current assets	471	429	401
Cash restricted for use	0	0	1
Cash and cash equivalents	11	44	19	52
Current assets other than non-current assets held for sale	482
Non-current assets held for sale	310
Total Current assets	792	473	421
Total assets	3,905	3,748	3,480
EQUITY AND LIABILITIES
Share capital and premium	7,134	7,108	7,066
Accumulated losses and other reserves	(4,471)	(4,393)	(4,636)
Shareholders’ equity	2,663	2,715	2,430
Non-controlling interests	0	0	0
Equity	2,663	2,715	2,430
Non-current liabilities	527	496	428
Current liabilities including intergroup balances	591	537	622
Non-current liabilities held for sale	124
Total liabilities	1,242	1,033	1,050
Total equity and liabilities	3,905	3,748	3,480
IOMco (the “Issuer”) | Reportable Legal Entities
Non-current assets
Tangible assets	0	0	0
Intangible assets	0	0	0
Investments in associates and joint ventures	4,376	3,478	3,627
Other investments	6	3	3
Inventories	0	0	0
Trade, other receivables and other assets	0	0	0
Deferred taxation	0	0	0
Cash restricted for use	0	0	0
Other non-current assets		0	0
Total Non-current assets	4,382	3,481	3,630
Current assets
Other investments	6	5	1
Inventories, trade and other receivables, intergroup balances and other current assets	250	912	921
Cash restricted for use	1	1	2
Cash and cash equivalents	21	32	222	260
Current assets other than non-current assets held for sale	278
Non-current assets held for sale	0
Total Current assets	278	950	1,146
Total assets	4,660	4,431	4,776
EQUITY AND LIABILITIES
Share capital and premium	6,172	6,215	6,108
Accumulated losses and other reserves	(3,491)	(3,765)	(3,903)
Shareholders’ equity	2,681	2,450	2,205
Non-controlling interests	0	0	0
Equity	2,681	2,450	2,205
Non-current liabilities	1,764	1,799	2,427
Current liabilities including intergroup balances	215	182	144
Non-current liabilities held for sale	0
Total liabilities	1,979	1,981	2,571
Total equity and liabilities	4,660	4,431	4,776
Other subsidiaries (the “Non-Guarantor Subsidiaries”) | Reportable Legal Entities
Non-current assets
Tangible assets	3,003	2,951	3,028
Intangible assets	139	143	155
Investments in associates and joint ventures	1,371	1,338	1,338
Other investments	125	122	89
Inventories	100	84	90
Trade, other receivables and other assets	67	34	13
Deferred taxation	4	4	1
Cash restricted for use	37	36	37
Other non-current assets		0	0
Total Non-current assets	4,846	4,712	4,751
Current assets
Other investments	1	0	0
Inventories, trade and other receivables, intergroup balances and other current assets	1,166	1,153	1,076
Cash restricted for use	27	18	20
Cash and cash equivalents	173	139	243	$ 156
Current assets other than non-current assets held for sale	1,367
Non-current assets held for sale	38
Total Current assets	1,405	1,310	1,339
Total assets	6,251	6,022	6,090
EQUITY AND LIABILITIES
Share capital and premium	824	824	824
Accumulated losses and other reserves	1,619	702	895
Shareholders’ equity	2,443	1,526	1,719
Non-controlling interests	41	39	37
Equity	2,484	1,565	1,756
Non-current liabilities	1,369	1,344	1,255
Current liabilities including intergroup balances	2,396	3,113	3,079
Non-current liabilities held for sale	2
Total liabilities	3,767	4,457	4,334
Total equity and liabilities	$ 6,251	$ 6,022	$ 6,090